West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	REAL ESTATE — 97.2%
	REAL ESTATE — 2.4%
18,000	CTO Realty Growth, Inc.	$793,800
	REITS-CELL TOWERS — 21.9%
9,300	American Tower Corp. - REIT	2,248,089
14,800	Crown Castle International Corp. - REIT	2,464,200
8,200	SBA Communications Corp. - REIT	2,611,536
		7,323,825
	REITS-DATA CENTERS — 12.1%
11,500	CyrusOne, Inc. - REIT	805,345
3,050	Equinix, Inc. - REIT	2,318,396
15,000	QTS Realty Trust, Inc. - Class A - REIT	945,300
		4,069,041
	REITS-DIVERSIFIED — 1.3%
40,000	Alexander & Baldwin, Inc. - REIT	448,400
	REITS-HEALTH CARE — 5.1%
24,000	Ventas, Inc. - REIT	1,007,040
12,500	Welltower, Inc. - REIT	688,625
		1,695,665
	REITS-INDUSTRIAL — 17.3%
39,000	Americold Realty Trust - REIT	1,394,250
50,000	Plymouth Industrial REIT, Inc. - REIT	617,000
28,000	Prologis, Inc. - REIT	2,817,360
21,000	Rexford Industrial Realty, Inc. - REIT	960,960
		5,789,570
	REITS-NET LEASE — 5.7%
35,000	Getty Realty Corp. - REIT	910,350
42,500	VICI Properties, Inc. - REIT	993,225
		1,903,575
	REITS-OFFICE PROPERTY — 5.7%
12,000	Boston Properties, Inc. - REIT	963,600
20,000	Cousins Properties, Inc. - REIT	571,800
15,000	Douglas Emmett, Inc. - REIT	376,500
		1,911,900

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-RESIDENTIAL — 23.9%
20,000	American Campus Communities, Inc. - REIT	$698,400
52,000	American Homes 4 Rent - REIT	1,480,960
10,000	AvalonBay Communities, Inc. - REIT	1,493,400
20,000	Camden Property Trust - REIT	1,779,600
4,000	Essex Property Trust, Inc. - REIT	803,160
57,000	Invitation Homes, Inc. - REIT	1,595,430
1,000	Sun Communities, Inc. - REIT	140,610
		7,991,560
	REITS-TIMBER — 1.8%
68,000	CatchMark Timber Trust, Inc. - Class A - REIT	607,240
	TOTAL COMMON STOCKS
	(Cost $25,515,993)	32,534,576

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$985,678	UMB Money Market Fiduciary, 0.01%[1]	985,678
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $985,678)	985,678
	TOTAL INVESTMENTS — 100.1%
	(Cost $26,501,671)	33,520,254
	Liabilities in Excess of Other Assets — (0.1)%	(31,003)
	TOTAL NET ASSETS — 100.0%	$33,489,251

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.